Consolidated Balance Sheets Parentheticals (Parentheticals) (USD $)	Jun. 30, 2013	Dec. 31, 2012
Equity:
Common Stock, Par or Stated Value Per Share	$ 0.01	$ 0.01
Common Stock, Shares Authorized	200,000,000	200,000,000
Common stock, shares issued	25,067,204	7,810,708
Common Stock, Shares, Outstanding	25,067,204	7,810,708
Class of Stock [Line Items]
Common Stock, Shares Authorized	200,000,000	200,000,000
Common Stock, Shares, Outstanding	25,067,204	7,810,708
Common Stock, Par or Stated Value Per Share	$ 0.01	$ 0.01
Common stock, shares issued	25,067,204	7,810,708
Common Class B [Member]
Equity:
Common Stock, Par or Stated Value Per Share		$ 0.01
Common Stock, Shares Authorized		100,000,000
Common stock, shares issued		7,810,708
Class of Stock [Line Items]
Common Stock, Shares Authorized		100,000,000
Common Stock, Par or Stated Value Per Share		$ 0.01
Common stock, shares issued		7,810,708